Business combination	12 Months Ended
Dec. 31, 2025
Business combination
Business combination
4.	Business combination

On September 3, 2025, the Group acquired 25% equity interests in Ziitech and its consolidated subsidiaries from third parties. Ziitech is engaged in providing merchant digitalization and commerce-enablement solutions to SMEs in the international markets. Pursuant to the share purchase agreement, the Company issued 83,726,789 Class A ordinary shares to certain shareholders of Ziitech, which was completed on September 3, 2025, the closing date of the acquisition, upon which the Group obtained control over and consolidated Ziitech.

The Company obtained control of Ziitech through legally enforceable rights derived from the Shareholders Agreement and Deed of Variation of Ziitech’s Constitution signed on September 3, 2025. These rights, which collectively demonstrate the Company’s ability to direct the activities that most significantly impact Ziitech’s economic performance, include but are not limited to the following:

1)	The contractual right to appoint two-thirds of Ziitech’s board of directors. Pursuant to the Shareholders Agreement, Ziitech’s most significant financial and operating activities are exclusively decided by the board, enabling the Company to dominate key decision-making processes that drive Ziitech’s financial returns;

2)	A substantive veto right over all matters requiring shareholder resolution, including the determination of the number of seats on the board of directors. Such right provides the Group with effective participation, i.e. the ability to block significant decisions proposed by other investors who have 75% voting interest in aggregate, as such the control does not rest with the remaining 75% equity interest holders because they cannot cause Ziitech to take an action that is significant in the ordinary course of business if it has been vetoed by the Group; combined with the contractual right to appoint two-thirds of Ziitech’s board of directors, the Group ensures its control over Ziitech and prevents presumption of control by the remaining 75% equity interest holders of Ziitech.

Through the acquisition of Ziitech, the Group manages merchant digitalization and commerce-enablement solutions businesses and can expand its network in Australia and Singapore which will further strengthen its business presence and will help it to explore expansion opportunities on a global scale.

The identifiable assets acquired and liabilities assumed in the business combination were recorded at their fair values on the acquisition date and consisted of the following major items.

Amount
US$
Fair value of issuance of Class A Ordinary Shares for acquisition of Ziitech	2,320
Fair value of non-controlling interests(i)	4,851
Total	7,171
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	152
Accounts receivable, net	315
Inventories	142
Prepayments and other current assets	36
Intangible assets, net	3,847
Property, equipment and software, net	10
Operating right-of-use assets, net	124
Other non-current assets	31
Accounts payable	(102)
Accrued expenses and other liabilities	(946)
Operating lease liabilities, current	(86)
Deferred tax liabilities	(65)
Operating lease liabilities, non-current	(46)
Goodwill(ii)	3,759
Total	7,171

(i) Non-controlling interests mainly represent the interests allocated to shareholders with 75% equity interest in Ziitech. Fair value of the non-controlling interests was estimated with reference to the purchase price per share as of the acquisition date, with assistance of independent appraiser.

(ii) Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed in the acquisition. Goodwill primarily represents the expected synergies from combining operations of Ziitech in Australia with those of the Group. The goodwill is not deductible for tax purposes.

The revenue and net loss of Ziitech since the acquisition date and that were included in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2025 are US$1,598 and US$340, respectively. Prior to the acquisition, Ziitech did not prepare its financial statements in accordance with US GAAP and had a different fiscal year end from the Group. The Group determined that the cost of reconstructing the financial statement of Ziitech for the periods prior to the acquisition outweighed the benefits. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is impractical.